SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Summary of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2023	2022	2021
General and administrative expense	$2,126	$417	$2,124
Research and development expense	1,231	175	479
Total	$3,357	$592	$2,603